Intangible Assets - Cash-generating Units with Significant Goodwill (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	[1]
Disclosure of information for cash-generating units [line items]
Goodwill	£ 7,612.3	£ 7,388.8	[1]	£ 10,110.6
Brands with an indefinite useful life	1,010.5	1,059.1
GroupM
Disclosure of information for cash-generating units [line items]
Goodwill	2,982.5	2,953.7
Brands with an indefinite useful life	0.0	0.0
Wunderman Thompson
Disclosure of information for cash-generating units [line items]
Goodwill	997.3	949.4
Brands with an indefinite useful life	405.1	403.9
VMLY&R
Disclosure of information for cash-generating units [line items]
Goodwill	675.6	411.9
Brands with an indefinite useful life	189.8	193.4
Ogilvy
Disclosure of information for cash-generating units [line items]
Goodwill	784.4	782.0
Brands with an indefinite useful life	205.0	206.5
Burson Cohn & Wolfe
Disclosure of information for cash-generating units [line items]
Goodwill	585.7	591.1
Brands with an indefinite useful life	128.4	128.8
AKQA Group
Disclosure of information for cash-generating units [line items]
Goodwill	570.2	585.2
Brands with an indefinite useful life	0.0	0.0
Finsbury Glover Hering + Sard Verbinnen & Co
Disclosure of information for cash-generating units [line items]
Goodwill	393.2	220.7
Brands with an indefinite useful life	0.0	0.0
Other
Disclosure of information for cash-generating units [line items]
Goodwill	623.4	894.8
Brands with an indefinite useful life	£ 82.2	£ 126.5

[1]	Figures have been restated as described in the accounting policies.